Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
€ in Millions, ₪ in Millions, ₨ in Millions, ฿ in Millions, ر.ق in Millions, ر.س in Millions, £ in Millions, Rp in Millions, R$ in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
		Jun. 23, 2021 INR (₨)	Jun. 23, 2021 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 SAR (ر.س)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 BHD (.د.ب)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 THB (฿)	Mar. 31, 2023 IDR (Rp)	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 QAR (ر.ق)	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₨	[1]			₨ 150,093	₨ 151,696
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨				88,764	95,146
Interest expense on loans, borrowings and bank overdrafts | ₨				6,648	3,261	₨ 1,897
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨				76,667
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts							$ 703.0
Remaining borrowing capacity							$ 313.0
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts								$ 10
Remaining borrowing capacity								$ 10
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | €										€ 13
Remaining borrowing capacity | €										€ 13
Line of credit [member] | Indonesia, Rupiahs [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | Rp															Rp 13,290
Remaining borrowing capacity | Rp															Rp 13,290
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity | ₨				24,917
Line of credit [member] | Saudi Arabia, Riyals [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.س									ر.س 20
Remaining borrowing capacity | ر.س									ر.س 20
Line of credit [member] | United Kingdom, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | £											£ 7
Remaining borrowing capacity | £											£ 7
Line of credit [member] | Australia, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts													$ 90
Line of credit [member] | Bahrain, Dinars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | .د.ب												.د.ب 1
Remaining borrowing capacity | .د.ب												.د.ب 1
Line of credit [member] | Thailand, Baht [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ฿														฿ 5
Remaining borrowing capacity | ฿														฿ 5
Line of credit [member] | Brazilian, Real [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | R$																R$ 2
Remaining borrowing capacity | R$																R$ 2
Line of credit [member] | Qatari, Riyal [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.ق																	ر.ق 10
Remaining borrowing capacity | ر.ق																	ر.ق 10
Line of credit [member] | Mexican, Peso [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts																		$ 35
Remaining borrowing capacity																		$ 35
Line of credit [member] | Israeli, New Shekel Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₪																			₪ 1
Remaining borrowing capacity | ₪																			₪ 1
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨				50,172	48,369
Remaining borrowing capacity | ₨				₨ 34,096	₨ 31,276
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 750.0
Interest rate			1.50%	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Effective borrowings, interest rate			1.6939%
Final maturity		June 23, 2026	June 23, 2026
Discounted price rate		99.636%	99.636%
Borrowing issue expense and discount		₨ 501	$ 6.7
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Final maturity				June-26

[1]	(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.